Financial Instruments - Timing of Expected Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	$ 38,452	$ 23,308
Liquidity Risk Management
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	38,452
Lease obligations	38,505
Financial guarantee liability	466
Balance, end of period	77,423
Liquidity Risk Management | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	38,452
Lease obligations	5,938
Financial guarantee liability	0
Balance, end of period	44,390
Liquidity Risk Management | One to Three Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Lease obligations	10,514
Financial guarantee liability	466
Balance, end of period	10,980
Liquidity Risk Management | Three to Five Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Lease obligations	8,424
Financial guarantee liability	0
Balance, end of period	8,424
Liquidity Risk Management | Thereafter
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Lease obligations	13,629
Financial guarantee liability	0
Balance, end of period	$ 13,629